Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Current assets
Cash and cash equivalents	$ 1,389,359	$ 1,662,982
Restricted cash, current	177,411	110,892
Term deposits, current	1,320,167	855,784
Short-term investments	2,065,579	1,477,843
Accounts receivable, net of allowance of US$1,599 and US$1,034 as of May 31, 2023 and 2024, respectively	29,689	33,074
Inventory, net	92,806	52,689
Prepaid expenses and other current assets, net of allowance of US$691 and US$605 as of May 31, 2023 and 2024, respectively	309,464	211,240
Total current assets	5,388,878	4,413,887
Restricted cash, non-current	22,334	31,553
Term deposits, non-current	169,203	462,734
Property and equipment, net	507,981	359,760
Land use rights, net	4,450	3,321
Amounts due from related parties, non-current	7,273	1,735
Long-term deposits	38,161	26,492
Intangible assets, net	18,672	25,179
Goodwill, net	103,958	105,514
Long-term investments, net (including available-for-sale investment of US$159,588 and US$135,777 as of May 31, 2023 and 2024, respectively)	355,812	399,585
Deferred tax assets, non-current, net	72,727	55,933
Right-of-use assets	653,905	439,535
Other non-current assets	188,319	67,230
Total assets	7,531,673	6,392,458
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$69,102 and US$105,174 as of May 31, 2023 and 2024, respectively)	105,681	69,764
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$553,883 and US$738,409 as of May 31, 2023 and 2024, respectively)	774,805	569,437
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$64,890 and US$89,920 as of May 31, 2023 and 2024, respectively)	139,822	118,049
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$1,308,276 and US$1,775,102 as of May 31, 2023 and 2024, respectively)	1,780,063	1,337,630
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated variable interest entities without recourse to the Company of US$149,127 and US$196,936 as of May 31, 2023 and 2024, respectively)	199,933	155,752
Total current liabilities	3,000,855	2,250,978
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$23,602 and US$19,188 as of May 31, 2023 and 2024, respectively)	19,407	23,849
Unsecured senior notes (including unsecured senior notes of the consolidated variable interest entities without recourse to the Company of nil and nil as of May 31, 2023 and May 31, 2024, respectively)	14,403	14,653
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$285,667 and US$443,117 as of May 31, 2023 and 2024, respectively)	447,994	288,190
Total liabilities	3,482,659	2,577,670
Commitments and contingencies (Note 20)
Equity
Common shares (US$0.001 par value; 3,000,000,000 shares authorized as of May 31, 2023 and 2024; 1,714,218,870 and 1,714,218,870 shares issued as of May 31, 2023 and 2024; 1,643,162,653 and 1,647,514,863 shares outstanding as of May 31, 2023 and 2024, respectively)	1,703	1,703
Treasury stock	(55)	(59)
Additional paid-in capital	1,869,953	1,939,585
Statutory reserves	485,753	464,662
Retained earnings	1,514,361	1,225,861
Accumulated other comprehensive loss	(95,781)	(27,404)
Total New Oriental Education & Technology Group Inc. shareholders' equity	3,775,934	3,604,348
Non-controlling interests	273,080	210,440
Total equity	4,049,014	3,814,788
Total liabilities and equity	7,531,673	6,392,458
Related Party [Member]
Current assets
Amounts due from related parties, current	4,403	9,383
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$346 and US$551 as of May 31, 2023 and 2024, respectively)	$ 551	$ 346